Regulatory Matters and Restrictions on Dividends	12 Months Ended
Dec. 31, 2012
Restricted Equity Securities/Dividend Reinvestment Plan/Regulatory Matters and Restrictions on Dividends [Abstract]
Regulatory Matters and Restrictions on Dividends
(17)	Regulatory Matters and Restrictions on Dividends

The Company and Wilson Bank are subject to regulatory capital requirements administered by the Federal Deposit Insurance Corporation, the Federal Reserve and the Tennessee Department of Financial Institutions. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company’s and Wilson Bank’s financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company and Wilson Bank must meet specific capital guidelines that involve quantitative measures of their assets, liabilities and certain off-balance sheet items as calculated under regulatory accounting practices. The capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors. Prompt corrective action provisions are not applicable to bank holding companies.

Quantitative measures established by regulation to ensure capital adequacy require the Company and the Bank to maintain minimum amounts and ratios (set forth in the following table) of total and Tier 1 capital (as defined in the regulations) to risk-weighted assets (as defined) and of Tier 1 capital (as defined) to average assets (as defined). Management believes, as of December 31, 2012 and 2011, that the Company and Wilson Bank meet all capital adequacy requirements to which they are subject.

As of December 31, 2012, the most recent notification from the FDIC categorized Wilson Bank as well capitalized under the regulatory framework for prompt corrective action. To be categorized as well capitalized, an institution must maintain minimum total risk-based, Tier 1 risk-based and Tier 1 leverage ratios as set forth in the following tables. There are no conditions or events since the notification that management believes have changed Wilson Bank’s category. The Company’s and Wilson Bank’s actual capital amounts and ratios as of December 31, 2012 and 2011, are also presented in the table:

	Actual		Regulatory Minimum Capital Requirement		Regulatory Minimum To Be Well Capitalized
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(dollars in thousands)
December 31, 2012
Total capital to risk weighted assets:
Consolidated	$178,162	14.2%	$100,373	8.0%	$125,466	10.0%
Wilson Bank	176,652	14.1	100,228	8.0	125,285	10.0
Tier 1 capital to risk weighted assets:
Consolidated	162,321	12.9	50,332	4.0	75,498	6.0
Wilson Bank	160,811	12.8	50,253	4.0	73,380	6.0
Tier 1 capital to average assets:
Consolidated	162,321	9.8	66,253	4.0	N/A	N/A
Wilson Bank	160,811	9.7	66,314	4.0	82,892	5.0

			Regulatory		Regulatory
			Minimum Capital		Minimum To Be
	Actual		Requirement		Well Capitalized
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(dollars in thousands)
December 31, 2011
Total capital to risk weighted assets:
Consolidated	$166,534	14.0%	$95,162	8.0%	$118,953	10.0%
Wilson Bank	164,775	13.9	94,835	8.0	118,543	10.0
Tier 1 capital to risk weighted assets:
Consolidated	151,566	12.8	47,364	4.0	71,047	6.0
Wilson Bank	149,817	12.6	47,561	4.0	71,341	6.0
Tier 1 capital to average assets:
Consolidated	151,566	9.7	62,501	4.0	N/A	N/A
Wilson Bank	149,817	9.6	62,424	4.0	78,030	5.0